General - Basis of Presentation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	$ 2,762	$ 2,179	$ 5,109	$ 5,493
Long-term incentive plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	2,616	2,123	4,938	5,407
Employee stock purchase plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation	$ 146	$ 56	$ 171	$ 86